Accrued Liabilities and Other Payables	6 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

13. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2025 and June 30, 2025, accrued liabilities and other payables consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Payroll payables	$112,251	$117,577
Other payables – third parties	1,002,788	1,330,330
Accrued liabilities and other payables – third parties	$1,115,039	$1,447,907

Other payables – related parties	7,546	12,682